Document and Entity Information	Oct. 12, 2021
Cover [Abstract]
Entity Registrant Name	AMERINST INSURANCE GROUP LTD
Amendment Flag	false
Entity Central Index Key	0001065201
Document Type	8-K
Document Period End Date	Oct. 12, 2021
Entity Incorporation State Country Code	D0
Entity File Number	000-28249
Entity Tax Identification Number	98-0207447
Entity Address, Address Line One	25 Church Street
Entity Address, Address Line Two	Continental Building
Entity Address, Address Line Three	P.O. Box HM 1601
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HMGX
City Area Code	(441)
Local Phone Number	295-2185
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false